BUSINESS COMBINATIONS (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Aug. 19, 2021
Business Acquisition [Line Items]
Goodwill	$ 22,376,025	$ 22,376,025
Curiosity Ink Media L L C [Member]
Business Acquisition [Line Items]
Goodwill			$ 14,271,969
Purchase Agreement [Member]
Business Acquisition [Line Items]
Shares issued			1,771,883
Price per share			$ 2.82
Long-Term Debt, Gross			$ 400,000
Conversion price			$ 3.28
Purchase Agreement [Member] | Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Long-Term Debt, Gross			$ 278,000
Debt Instrument, Interest Rate, Effective Percentage			8.00%